INCOME TAXES - Change in Deferred Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ (2,453)		$ (1,619)	$ (940)
Deferred income tax assets	1,245	[1]	888
Deferred income tax liabilities	(3,698)	[1]	(2,507)
Non-capital losses (Canada) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	186		104
Capital losses (Canada) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	0		18
Losses | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	388		281
Losses | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	501		440
Difference in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ (3,528)		$ (2,462)

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.